Form N-1A Supplement	May 15, 2026
ERShares Private-Public Crossover ETF
Prospectus [Line Items]
Supplement to Prospectus [Text Block]

ERSHARES PRIVATE-PUBLIC CROSSOVER ETF (the “Fund”)

Supplement dated May 15, 2026 to the Prospectus dated October 28, 2025, as supplemented

The Fund is supplementing its Prospectus to provide additional context around the valuation process for certain private holdings and to clarify the connection between the Fund’s principal investment strategies, the Entrepreneur Factor model and the ERShares 30 Total Return Index. The following disclosures do not represent changes to the Fund’s principal investment strategies, but rather are intended to provide current and prospective investors with greater clarity.

In particular, and as discussed below, the following disclosure is intended to provide shareholders with an understanding of the process by which the Fund values private company shares, including those held through special purpose vehicles (“SPVs”) before and after a private company engages in an initial public offering (“IPO”). The Fund’s interests in an SPV are valued according to the Fund’s fair valuation procedures, which takes into account the structural features and limitations of the SPV interest itself and therefore will not perfectly correlate to the observable market value of a direct holding of a private company share price before or after its IPO.

Accordingly, the value of the Fund’s SPV exposure may differ from the trading value of unrestricted publicly traded shares following an IPO due to factors including transfer restrictions, lockup provisions, liquidity characteristics, market conditions, and other considerations. This valuation difference may continue to be reflected until the Fund directly holds any unrestricted shares or cash it is entitled to receive through an SPV following an IPO.

1.	Effective May 15, 2026, in each of the sections entitled “Principal Investment Strategies” beginning on pages 1 and 9 of the Prospectus, please insert the following sentence after the first sentence of the first paragraph:

The Fund selects most of its investments from companies included in the proprietary ERShares 30 Total Return Index, an index applying the EF model created and maintained by EntrepreneurShares, LLC (“ERShares”), an affiliate of the Advisor.

2.	Effective May 15, 2026, in the section entitled “Performance” beginning on page 6 of the Prospectus, please delete the first paragraph in its entirety and replace it with the following:

The bar chart and accompanying table shown below provide an indication of the risks of investing in the Fund by showing the total return for each full calendar year, and by showing how its average annual returns compare over time with those of a broad measure of market performance. How the Fund has performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future. The Fund changed its principal investment strategies on April 1, 2021 and on August 29, 2024. Performance prior to each such date reflects the Fund’s prior principal investment strategies in effect during such preceding periods.

3.	Effective May 15, 2026, in the section entitled “Management” beginning on page 22 of the Prospectus, please delete the sub-sections titled “EntrepreneurShares 30 Total Return Index (“Index”)” and “Performance Of Entrepreneurshares 30 Total Return Index” and replace them in their entirety with the following:

EntrepreneurShares 30 Total Return Index

As discussed in the principal investment strategies, the Fund is an actively managed ETF that invests primarily in companies that meet the highest conviction threshold (top quartile) of the Advisor’s proprietary EF model and selects most of its investments from companies included in the proprietary ERShares 30 Total Return Index (the “Index”). The Index and its underlying methodology were created by and continue to be maintained by EntrepreneurShares, LLC (“ERShares”), an affiliate of the Advisor.

ERShares applies its proprietary Venture Capital (“VC”) research framework to a 30-company index that includes both public and private companies, and, while the Fund is not an index ETF, the Fund generally invests in the companies that are in the Index or seeks exposure to them. Developed through more than 20 years of research, the framework is designed to identify companies positioned to become the next generation of market-dominant businesses before their value is fully recognized by traditional benchmarks.

The Index is designed to measure the performance of U.S. large capitalization companies that exhibit a strong entrepreneurial profile. The Index includes companies that are currently U.S. large capitalization companies, have historically demonstrated large capitalization characteristics, or are expected to achieve U.S. large capitalization status within approximately one year.

Traditional indexes often concentrate capital in companies only after they have already achieved substantial scale. The Index takes a different approach by applying ERShares’ proprietary VC framework to identify selected public and private companies through a differentiated, research-driven methodology.

ERShares is the investment research firm behind the Index methodology. ERShares has spent more than two decades developing and refining its proprietary Entrepreneur Factor framework through academic research, institutional advisory, and practical investment application.

The Index is composed of 30 selected public and private companies identified through this VC-driven framework. It is based on ERShares’ proprietary VC model, informed by its Entrepreneur Factor framework, which evaluates companies using 18 proprietary qualitative and quantitative attributes across dimensions such as leadership involvement, capital allocation efficiency, innovation capacity, and scalable business model design. This specialized research framework is designed to identify companies at earlier stages of their development that ERShares believes exhibit characteristics associated with future market leadership and long-term value creation.

Eligible Universe

The Index includes publicly traded companies listed on major U.S. exchanges, including the NASDAQ and the New York Stock Exchange, together with select private companies. Eligible public and private companies are identified through a rules-based methodology and a comprehensive evaluation process designed to assess whether they reflect the strongest characteristics identified by the Index’s proprietary framework.

Proprietary VC Model and Entrepreneur Factor Framework

ERShares’ proprietary VC model applies the Entrepreneur Factor framework through an integrated analytical process developed through more than two decades of research, refinement, and practical investment application. The framework has also been updated over time as ERShares has continued to assess, test, and enhance its research process. These attributes are not intended to function as standalone screening factors, but rather as part of a comprehensive and proprietary framework designed to identify companies that ERShares believes are positioned for growth, market relevance, and long-term value creation.

Index Construction

The Index is constructed using a rules-based methodology applied to a universe of publicly traded companies listed on major U.S. exchanges, including the NASDAQ and the New York Stock Exchange, as well as select private companies. Eligible companies must meet a minimum market capitalization threshold and satisfy a series of proprietary entrepreneurial criteria.

These criteria evaluate select characteristics associated with entrepreneurial companies, incorporating a combination of quantitative and qualitative considerations as determined by ERShares.

Rather than selecting constituents based solely on size or traditional index conventions, the Index identifies 30 companies that, in aggregate, ERShares believes represent the strongest entrepreneurial characteristics within the eligible universe. The final Index is composed of 30 companies selected based on this comprehensive evaluation. The Index may include both public and private companies, selected through this comprehensive and proprietary evaluation process.

Index Weighting

Index weightings are not equal. Instead, constituent weights are determined based on relative positioning versus peer benchmarks, combined with a conviction-based framework that allows for overweight, comparable weight, or underweight exposures. This approach is intended to reflect both systematic evaluation and informed portfolio construction principles.

Rebalancing and Reconstitution

The Index is rebalanced and reconstituted on a quarterly basis, following the close of trading on the second Friday after the end of each calendar quarter (April, July, October, and January). The calculation agent publishes Index constituents and performance on a daily basis, incorporating corporate actions such as mergers, acquisitions, and stock splits. Index returns reflect price appreciation and assume the reinvestment of dividends.

Composite Index Performance Information[1]

Although the Index has a verified history dating from June 30, 2005, the Index performance shown here is a composite derived from a model-based historical application of the Index methodology and other sources.[2] While such composite performance information about the Index is intended to provide insight into how the strategy may have performed historically, it is a composite presentation and thus may differ materially from the actual results of the Fund, which is actively managed and does not seek to track the Index.

Composite Index Performance Comparison

(for the period June 30, 2005 to June 30, 2025 – absolute returns)

ERShares 30 Total Return Index	Nasdaq-100	S&P 500	DJIA
+2,101%	+1,718%	+667%	+594%

[1] Portions of the composite index return shown here represent performance of predecessor vehicles, and the pre-November 2017 portion of the Index methodology composite track record is supplemental information and a composite and is presented for context. It is not the performance of the Index as calculated by LSEG since November 8, 2017 and is not the performance of any registered fund. Predecessor vehicles operated under different fee structures, may have employed leverage or other techniques not employed by the Index methodology, and may not have held identical positions to those that the Index methodology would have generated. Full substantiation memorandum (with exhibits) available upon request.

[2] The composite index performance shown here has been compiled from the following sources and time periods. 1. GIPS verification— three engagements: (i) Report of Independent Verification dated August 25, 2010, including Performance Examination of the FP Capital Partners Long-Short Composite (composite inception August 1, 2005) for August 2005 – July 2010; (ii) Sector Returns Review Letter dated October 25, 2013, determining that the methodology used to derive the Adviser's sector composites — including the US Large Cap sector composite that is the most direct historical analogue to the Index — was sound and appropriate for August 2005 – July 2013; (iii) GIPS Verification engagement in April 2019. 2. Audited live managed money — methodology continuously implemented in actual vehicles: FP Capital Partners Long-Short Composite (2005, GIPS-verified, with US Large Cap carveout); ERShares Global Entrepreneurs™ (“ENTIX”), a global large-cap mutual fund registered under the 1940 Act and organized as a separate series of the Trust (2010, annually audited, SEC-filed); institutional all-cap SMA (2012); ERShares US Large Cap™ (“IMPLX”) a US large-cap mutual fund registered under the 1940 Act and organized as a separate series of the Trust (2014, annually audited, SEC-filed). 3. Independent-calculation period as out-of-sample test (LSEG, 11/8/2017 – 12/31/2025).

Annualized Composite Returns of the Index
(for the periods ended June 30, 2025)

Index	One Year	Three Years	Five Years	Ten Years	Since 6-30-2005
ERShares 30 Total Return Index	23.53%	33.70%	15.51%	17.22	16.70%

The ERShares 30 Total Return Index is an unmanaged index and investors cannot invest directly in an index.

Past performance is not indicative of future results.

4.	Effective May 15, 2026, in the section entitled “Determination of Net Asset Value (NAV)” beginning on page 25 of the Prospectus, please add the following as the third paragraph:

With respect to private companies, the Fund may not directly hold private company shares, but instead may have exposure to private companies through its interests in an SPV. The SPV will most likely not receive private company shares on the day of an initial public offering (“IPO”), as the Fund expects that any SPV may distribute tradeable shares to the Fund several months or more after the IPO is complete.  The Fund’s interests in an SPV are valued according to the Fund’s fair valuation procedures, which takes into account the structural features and limitations of the SPV interest itself and therefore will not perfectly correlate to the observable market value of a direct holding of a private company share price before or after its IPO. Accordingly, the value of the Fund’s SPV exposure may differ from the trading value of unrestricted publicly traded shares following an IPO due to factors including transfer restrictions, lockup provisions, liquidity characteristics, market conditions, and other considerations. This valuation difference may continue to be reflected until the Fund directly holds any unrestricted shares or cash it is entitled to receive through an SPV following an IPO.

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For more information, please contact a Fund customer service representative toll free at (877) 271-8811.

PLEASE RETAIN FOR FUTURE REFERENCE.